                                AIM INCOME FUND



[AIM LOGO APPEARS HERE]             SEMIANNUAL REPORT             JUNE 30, 1998

                     -------------------------------------

                                 AIM INCOME FUND

                            For shareholders who seek

                 a high level of current income consistent with

                            a reasonable concern for

                               safety of principal

                           by investing in a portfolio

                             consisting primarily of

                          fixed-rate corporate debt and

                          U.S. government obligations.

                      -------------------------------------

                                    photo

ABOUT FUND PERFORMANCE AND DATA THROUGHOUT THIS REPORT:

o AIM Income Fund's performance figures are historical and reflect all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class C shares have been offered for less than one year (since 8/4/97) all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o International investing presents certain risks not associated with investing solely in the U.S. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks, and the lesser degree of public information required to be provided by non-U.S. companies.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper General Bond Fund Index represents an average of the performance of the 10 largest general bond funds tracked by Lipper Analytical Services, Inc., an independent mutual fund performance monitor.
o The Lehman Brothers Aggregate Bond Index is an unmanaged index generally regarded as representative of intermediate and long-term government and investment-grade corporate debt securities.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested interest and do not reflect sales charges.


      MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
            AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.


   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter


                   Dear Fellow Shareholder:

                   When we last reported to you, for the fiscal year ended
                   December 31, 1997, equity markets worldwide were still
    [PHOTO OF      shaken by the financial crisis in Asia. By June 30, 1998,
   Charles T.      the end of this six-month reporting period, most markets had
     Bauer,        recovered nicely, with domestic equities producing generous
  Chairman of      returns and European markets outpacing the U.S. Only Asian
  the Board of     markets remained in the doldrums. High-quality bonds have
    THE FUND       turned in a solid performance with generous real returns.
  APPEARS HERE]        Good economic news has been arriving almost daily.
                   Inflation and joblessness in the U.S. have been at their lowest levels in decades, consumer confidence at its highest.
                   The economic fundamentals in the U.S. appear sound, and we at AIM remain cautiously optimistic that the current economic expansion may continue for the foreseeable future although market valuations are high compared to historical standards.
                       By the close of this reporting period, markets had become
less ebullient. Equities had declined slightly from the heights reached earlier in the period. Many participants in the U.S. equity markets voiced concern about prices that continued rising despite slowing earnings growth, especially for larger companies. The performance of European markets had exceeded everyone's expectations. Asia's economic woes, especially the continuing recession in Japan, which markets had shrugged off for a while, seemed more troublesome as the reporting period closed.
    In the face of such uncertainty, the best course for investors is to remain realistic. We are now in the fourth year of unprecedented market advances. Even accounting for the steep drop in equities in early August, after the close of this reporting period, equities still have the potential to produce returns above 30% again for the full year. We have never experienced this before, and it may have fostered unrealistic expectations among investors, who would do well to remember that the long-term average return for equities is closer to 10% per year.
    A well-diversified portfolio is still one of the most effective tools for coping with market shifts because different asset classes and different national markets tend to move independently of one another. Your financial consultant remains your best source of information about how to allocate your investments based on your goals and situation.

AIM FURTHER DIVERSIFIES ITS OFFERINGS
Shortly before the close of the reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds(R).
    This transaction gives you, our shareholders, access to a greater variety of investment choices. A complete list of the funds now included in The AIM Family of Funds(R) appears on the back cover of this report. We encourage you to discuss with your financial consultant how these funds may fit into your portfolio.
    The transaction also helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue enlarging both the scope of our fund offerings and our menu of services for our shareholders. AIM continuously reviews its products and services with a view to enhancing our ability to help shareholders meet their investment goals.

    YOUR FUND MANAGERS COMMENT On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative. We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463. Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                        ---------------------------------

                          A well-diversified portfolio

                            is still one of the most

                         effective tools for coping with

                              market shifts because

                           different asset classes and

                         different national markets tend

                              to move independently

                                 of one another.

                        ---------------------------------

The Managers' Overview

DISCIPLINED INVESTMENT STRATEGY BENEFITS FUND

A roundtable discussion with the Fund management team for AIM Income Fund for the six months ended June 30, 1998.
--------------------------------------------------------------------------------

Q. IT WAS A CHALLENGING PERIOD FOR BOND INVESTORS. HOW DID AIM INCOME FUND PERFORM?

A. Your Fund's diversified, three-pronged investment approach enabled it to post respectable gains, despite weakness in some segments of the bond market. For the six months ended June 30, 1998, cumulative total return was 4.43% for Class A shares and 4.01% for both Class B and C shares. That beat the 3.93% total return for the Lehman Brothers Aggregate Bond Index and was in line with the 4.02% total return for the Lipper General Fund Bond Index.
        The Fund continued to provide a high level of current income. As of June 30, 1998, the Fund's 30-day distribution rate at net asset value was 6.37% for Class A shares, 5.55% for Class B shares and 5.56% for Class C shares. The Fund's 30-day yield at maximum offering price was 6.07% for Class A shares and 5.55% for Class B and 5.56 for Class C shares.


================================================================================
SIX-MONTH TOTAL RETURNS

As of 6/30/98, based on total net assets
--------------------------------------------------------------------------------
AIM INCOME FUND A SHARES                                 4.43%

AIM INCOME FUND B SHARES                                 4.01%

AIM INCOME FUND C SHARES                                 4.01%

LEHMAN BROTHERS AGGREGATE BOND INDEX                     3.93%
================================================================================

Q.  WHAT WAS YOUR INVESTMENT STRATEGY, GIVEN THE CHALLENGING MARKET?

A. We maintained our disciplined strategy of investing in the three major bond classes: domestic investment-grade bonds, high-yield securities, and global bonds. These three bond classes often react differently to various market trends. Structuring the portfolio in this way can reduce the risk

================================================================================
LIPPER RANKINGS

As of 6/30/98
--------------------------------------------------------------------------------
                   AIM     GENERAL
                   INCOME  BOND
                   FUND    FUNDS   TOP %

CLASS A SHARES
1 Year             4       28      15%
3 Years            2       21      10
5 Years            3       10      30
10 Years           3       5       60

CLASS B SHARES
1 Year             9       28      33%
3 Years            5       21      24

*Fund percentage rankings are vs all funds in its category tracked by Lipper Analytical Services, Inc., excluding sales charges and including fees and expenses. Class C shares commenced sales August 4, 1997.
================================================================================

    associated with investing in a single bond class. Additionally, it can enhance total return by positioning the Fund to take advantage of a rally in one or more segments of the bond market. At the end of the reporting period, the Fund's total assets were divided as follows: domestic investment grade bonds, 40.30%; domestic high-yield bonds, 27.35%; foreign bonds, 28.76%; convertible preferred stocks, 2.43%; common stocks and warrants, 0.20%; and cash/cash equivalents, 0.96%.

Q.  HOW DID DOMESTIC INVESTMENT-GRADE BONDS FARE?

A. Domestic investment-grade bonds were the top-performing segment of the portfolio. This sector benefited from renewed concerns that the economic problems in Asia would put pressure on global growth. That caused financial markets to be volatile toward the end of the reporting period. Investors, seeking relatively safe havens for their money, shifted more of their assets into domestic investment-grade bonds, particularly U.S. Treasury issues and high-quality corporate securities. The late rally in the domestic investment-grade bond market was reflected in the yield on the benchmark 30-year U.S. Treasury bond, which fell from 5.95% on April 30, 1998 to 5.63% at the end of the reporting period
        Early in the reporting period, investors had feared that the Federal Reserve Board (the Fed) would raise interest rates to slow the fervent pace of the economy and thereby alleviate any mounting inflation pressures. However, the Asian crisis continued to weigh on the global economic outlook and inflation remained contained, so the Fed left interest rates unchanged.

Q.  WHAT ABOUT HIGH-YIELD BONDS?

A. High-yield bonds produced respectable gains, particularly during the first half of the reporting period, when economic growth was strong and corporate cash flows were

          See important fund and index disclosures inside front cover.


                    ----------------------------------------

                            Your Fund's diversified,

                        three-pronged investment approach

                     enabled it to post respectable gains,

                       despite weakness in some segments

                              of the bond market.

                    ----------------------------------------

PORTFOLIO COMPOSITION

As of 6/30/98, based on total assets

=======================================================================================================================
TOP FIVE BOND HOLDINGS         COUPON      MATURITY     %         TYPE OF HOLDINGS
-----------------------------------------------------------------------------------------------------------------------
1. Coca-Cola Enterprises, Inc.  7.24%      06/2020      3.28%
                                                                  Convertible Preferred        Cash/Cash Equivalents
2. Time Warner, Inc.            9.15       02/2023      1.97      Stocks 2.43%                 0.96%

3. Province of Manitoba         7.75       07/2016      1.61
                                                                  Domestic                     Common Stocks & Warrants
4. News America Holdings, Inc.  9.25       02/2013      1.59      High-Yield Bonds 27.35%      0.20%

5. General Motors Corp.         8.80       03/2021      1.54      Foreign Bonds                DomesticInvestment-Grade
                                                                  28.76%                       Bonds
                                                                                                 40.30%

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
=======================================================================================================================

    generally favorable. However, this bond class was hurt when concerns about Asia resurfaced, causing investors to shift their attention to domestic investment-grade bonds. In May and June, high-yield bonds also were negatively affected by some disappointing corporate earnings reports which raised concerns about the ability of the issuers of high-yield securities to meet their debt obligations.

Q.  WHAT WERE SOME OF THE TRENDS IN THE GLOBAL-BOND MARKET?

A. Global bonds benefited from the low-inflation, low-interest-rate environment in most developed countries. Corporate restructuring overseas and global competition helped keep retail prices from rising significantly. The efforts of foreign governments to balance their budgets and reduce their deficits also helped to curtail inflation.
        The lingering effects of the Asian currency crisis most adversely affected emerging-market debt. Since we invest primarily in developed countries and had little exposure to Asian markets, the ongoing problems in the Far East had little impact on the Fund's performance.
        Bond markets we liked included Australia, the United Kingdom, and Sweden. In local currency terms, most of the foreign markets where the Fund invests per formed well during the reporting period. However, the strength of the U.S. dollar relative to most other major currencies diminished returns for U.S. investors. We continued to mitigate the effect of a strong dollar by selectively hedging some of the Fund's currency exposure.

Q.  HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

A. There were 189 holdings in the Fund as of June 30, 1998. The weighted average maturity of the portfolio was 13.16 years and its duration was 7.62 years. The Fund had an average portfolio quality rating of BBB as measured by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), two widely known credit rating agencies. These ratings are historical and are based on analysis of the credit quality of the individual securities in the Fund's portfolio.

Q.  WHAT IS YOUR OUTLOOK FOR THE IMMEDIATE FUTURE?

A. The fundamentals for the domestic bond market appear to be sound. The inflation rate remains low. And rapid economic growth, a potential source of inflation, has shown signs of slowing. The Fed has left interest rates unchanged for more than a year. Should inflation remain contained, the Fed will be less inclined to change monetary policy. Such an environment would be favorable for domestic investment-grade and high-yield bonds. However, in testimony to Congress in July, Fed Chairman Alan Greenspan warned that a tight labor market could accelerate inflation.
        Outside the U.S., there are several factors working to restrain inflation and thus benefit the global bond market. These include corporate restructuring, international competition, and the efforts of governments to balance budgets and reduce deficits. Additionally, with the coming of economic and monetary union in Europe in 1999, 11 small bond markets will be replaced with one large bond market. We believe this will encourage the expansion of the corporate bond market in Europe, which is not as highly developed as it is in the U.S., and create more investment opportunities for the Fund.

    Whatever the trends in the market, we will maintain our three-pronged approach of investing in domestic investment-grade, high-yield, and global bonds in an effort to reduce risk and enhance potential return.

                      ------------------------------------

                       Whatever the trends in the market,

                              we will maintain our

                       three-pronged approach of investing

                          in domestic investment-grade,

                          high-yield, and global bonds

                           in an effort to reduce risk

                          and enhance potential return.

                      ------------------------------------

          See important fund and index disclosures inside front cover.

Long-Term Performance

AIM INCOME FUND VS. BENCHMARK INDEX

The chart below compares the Fund's Class A shares to a benchmark index. It is intended to give you a general idea of how your Fund performed compared to the bond market over the period 6/30/88-6/30/98. It is important to understand the difference between your Fund and an index. Your Fund's total return is shown with a sales charge and includes Fund expenses and management fees. An index measures the performance of a hypothetical portfolio, in this case the Lehman Brothers Aggregate Bond Index. Unlike your Fund, an index is not managed; therefore, there are no sales charges, expenses or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.

================================================================================
GROWTH OF A $10,000 INVESTMENT

6/30/88 - 6/30/98
--------------------------------------------------------------------------------
                       AIM Income Fund,              Lehman Aggregate
                        Class A Shares                  Bond Index
                        (In thousands)
6/30/88                     9,528                           10,000
6/30/89                    10,708                           11,222
6/30/90                    11,222                           12,103
6/30/91                    12,097                           13,398
6/30/92                    13,961                           15,279
6/30/93                    16,211                           17,079
6/30/94                    15,483                           16,857
6/30/95                    17,621                           18,972
6/30/96                    19,080                           19,925
6/30/97                    21,544                           21,549
6/30/98                    24,296                           23,820
================================================================================

Past performance cannot guarantee comparable future results.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

For periods ended 6/30/98, including sales charges
--------------------------------------------------------------------------------
CLASS A SHARES

 1   Year                 7.56%*
 5   Years                7.40
10 Years                  9.28
*12.91% excluding sales charge

CLASS B SHARES

 1 Year                   7.00%**
Inception (9/7/93)        6.52
**12.00% excluding sales charges

CLASS C SHARES

Inception (8/4/97)        8.17%***
***9.17% excluding sales charges. Sales commenced 8/4/97.
Total return provided is cumulative total return that has not been annualized.
================================================================================

Source: Towers Data Systems HYPO--Registered Trademark--. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses. Your Fund's total return includes sales charges, expenses, and management fees. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE

BONDS & NOTES-74.72%

AIR FREIGHT-0.32%

Atlas Air, Inc., Sr. Notes, 9.25%,
  04/15/08 (Acquired 04/07/98;
  Cost
  $1,717,712)(b)                    $ 1,720,000   $  1,728,600
--------------------------------------------------------------

AIRLINES-2.21%

Airplanes Pass Through Trust, Sub.
  Bonds, 10.875%, 03/15/19            1,810,000      1,996,665
--------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                       500,000        613,300
--------------------------------------------------------------
Equipment Trust Certificates,
  10.50%, 04/30/16                    5,000,000      6,565,550
--------------------------------------------------------------
United Air Lines, Inc., Pass
  Through Certificates, 9.56%,
  10/19/18                            2,325,000      2,939,009
--------------------------------------------------------------
                                                    12,114,524
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.38%

Advance Stores Co., Sr. Sub.
  Notes, 10.25%, 04/15/08
  (Acquired 04/07/98;
  Cost $2,000,000)(b)                 2,000,000      2,090,000
--------------------------------------------------------------

AUTOMOBILES-1.54%

General Motors Corp., Deb., 8.80%,
  03/01/21                            6,700,000      8,425,384
--------------------------------------------------------------

BANKS (MONEY CENTER)-1.70%

Bankers Trust New York Corp., Gtd.
  Notes, 7.875%, 02/25/27             3,000,000      3,166,530
--------------------------------------------------------------
First Union Bancorp, Sub. Deb.,
  7.50%, 04/15/35                     5,300,000      6,136,075
--------------------------------------------------------------
                                                     9,302,605
--------------------------------------------------------------

BANKS (REGIONAL)-1.42%

Mercantile Bancorp Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07         5,000,000      5,322,300
--------------------------------------------------------------
US Bancorp, Sub. Deb., 7.50%,
  06/01/26                            2,200,000      2,461,888
--------------------------------------------------------------
                                                     7,784,188
--------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-3.28%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 7.24%,
  06/20/20(c)                        74,000,000     17,939,820
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-3.06%

Diamond Cable Communications PLC
  (United Kingdom), Sr. Yankee
  Disc. Notes, 11.75%, 12/15/05(d)    4,000,000      3,330,000
--------------------------------------------------------------
EchoStar DBS Corp., Sr. Sec. Gtd.
  Notes, 12.50%, 07/01/02             2,340,000      2,638,350
--------------------------------------------------------------
Kabelmedia Holdings GmbH
  (Germany), Sr. Yankee Unsec.
  Disc. Notes, 13.625%,
  08/01/06(d)                         1,400,000      1,092,000
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.875%, 10/15/07(d)         4,100,000      2,388,250
--------------------------------------------------------------
TCI Communications Inc., Deb.,
  8.75%, 08/01/15                     6,000,000      7,281,600
--------------------------------------------------------------
                                                    16,730,200
--------------------------------------------------------------

CHEMICALS-2.24%

Nova Chemicals Ltd. (Canada),
  Yankee Deb., 7.00%, 08/15/26        2,000,000      2,083,480
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
CHEMICALS-(CONTINUED)

Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                          $ 3,000,000   $  3,582,270
--------------------------------------------------------------
Solutia Inc., Bonds, 6.72%,
  10/15/37                            3,500,000      3,575,145
--------------------------------------------------------------
Sterling Chemicals, Inc., Sr.
  Unsec. Sub. Notes, 11.75%,
  08/15/06                            3,000,000      3,015,000
--------------------------------------------------------------
                                                    12,255,895
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.50%

Dialog Corp. PLC (United Kingdom),
  Series A Sr. Sub. Notes, 11.00%,
  11/15/07                            1,500,000      1,650,000
--------------------------------------------------------------
ProNet, Inc., Sr. Sub. Notes,
  11.875%, 06/15/05                   1,000,000      1,085,000
--------------------------------------------------------------
                                                     2,735,000
--------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.05%

Commemorative Brands, Sr. Sub.
  Notes, 11.00%, 01/15/07               290,000        296,525
--------------------------------------------------------------

CONSUMER FINANCE-0.31%

Commercial Credit Co., Putable
  Notes, 7.875%, 02/01/25             1,400,000      1,675,422
--------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER)-0.38%

BPC Holding Corp., Series B Sr.
  Sec. Notes, 12.50%, 06/15/06        1,000,000      1,080,000
--------------------------------------------------------------
MVE Inc., Sr. Sec. Notes, 12.50%,
  02/15/02                            1,000,000      1,015,000
--------------------------------------------------------------
                                                     2,095,000
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.33%

AmeriServ Food Co., Gtd. Sr. Sub.
  Notes, 10.125%, 07/15/07            1,750,000      1,809,063
--------------------------------------------------------------

ELECTRIC COMPANIES-5.19%

Commonwealth Edison Co., First
  Mortgage Notes, 7.50%, 07/01/13     3,000,000      3,307,500
--------------------------------------------------------------
El Paso Electric Co.,
  Series D Sec. First Mortgage
    Bonds, 8.90%, 02/01/06            2,500,000      2,819,825
--------------------------------------------------------------
  Series E Sec. First Mortgage
    Bonds, 9.40%, 05/01/11            4,600,000      5,318,842
--------------------------------------------------------------
Niagara Mohawk Power Corp., First
  Mortgage Notes, 7.75%, 05/15/06     4,300,000      4,592,959
--------------------------------------------------------------
  Sr. Unsec. Notes, 7.75%,
    10/01/08                          5,000,000      5,156,400
--------------------------------------------------------------
SBC Communications Inc., Deb.,
  7.375%, 07/15/43                    3,000,000      3,178,140
--------------------------------------------------------------
Western Resources Inc., Sr. Notes,
  7.125%, 08/01/09                    4,000,000      4,183,600
--------------------------------------------------------------
                                                    28,557,266
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.30%

Electronic Retailing Systems
  International, Inc., Sr. Disc.
  Notes, 13.25%, 02/01/04(d)          3,630,000      1,615,350
--------------------------------------------------------------

ENTERTAINMENT-3.84%

Ascent Entertainment Group, Sr.
  Sec. Disc. Notes, 11.875%,
  12/15/04(d)                         3,000,000      1,935,000
--------------------------------------------------------------
Time Warner, Inc.,
  Deb., 9.15%, 02/01/23               8,500,000     10,801,545
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
ENTERTAINMENT-(CONTINUED)

  Unsec. Deb., 6.85%, 01/15/26      $ 4,300,000   $  4,383,463
--------------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%,
  06/01/05                            3,650,000      3,897,434
--------------------------------------------------------------
                                                    21,017,442
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.23%

Associates Corp. of North America,
  Series B Sr. Deb., 7.95%,
  02/15/10                            6,000,000      6,742,620
--------------------------------------------------------------

FOODS-2.63%

ConAgra Inc., Sr. Unsec. Notes,
  7.125%, 10/01/26                    6,100,000      6,517,423
--------------------------------------------------------------
Del Monte Corp./Foods Co., Sr.
  Unsec. Sub. Notes, 12.25%,
  04/15/07                            2,080,000      2,340,000
--------------------------------------------------------------
Grand Metro Investment, Gtd.
  Bonds, 7.45%, 04/15/35              5,000,000      5,533,200
--------------------------------------------------------------
                                                    14,390,623
--------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.57%

Venetian Casino Resort LLC, Gtd.
  Mortgage Notes, 12.25%, 11/15/04    3,000,000      3,112,500
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.55%

Global Health Sciences, Sr. Notes,
  11.00%, 05/01/08 (Acquired
  04/17/98; Cost
  $1,941,260)(b)                      2,000,000      1,990,000
--------------------------------------------------------------
Watson Pharmaceuticals Inc., Sr.
  Notes, 7.125%, 05/15/08             1,000,000      1,011,750
--------------------------------------------------------------
                                                     3,001,750
--------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.75%

Tenet Healthcare Corp., Sr. Notes,
  8.00%, 01/15/05                     4,000,000      4,119,080
--------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.43%

Paragon Health Networks, Inc., Sr.
  Unsec. Disc. Sub. Notes, 10.50%,
  11/01/07(d)                         3,500,000      2,327,500
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.60%

Dade International Inc., Series B
  Sr. Sub. Notes, 11.125%,
  05/01/06                            1,000,000      1,130,000
--------------------------------------------------------------
Mediq, Inc., Sr. Unsec. Sub.
  Notes, 11.00%, 06/01/08
  (Acquired 05/21/98; Cost
  $2,060,000)(b)                      2,060,000      2,132,100
--------------------------------------------------------------
                                                     3,262,100
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.08%

Dynacare Inc. (Canada), Sr. Yankee
  Notes, 10.75% 01/15/06                398,000        422,875
--------------------------------------------------------------

HOMEBUILDING-0.15%

D.R. Horton, Inc., Unsec. Gtd.
  Notes, 10.00%, 04/15/06               745,000        800,875
--------------------------------------------------------------

HOUSEWARES-0.68%

Decora Industries, Inc., Sr. Sec.
  Notes, 11.00%, 05/01/05
  (Acquired 04/24/98;
  Cost $2,440,925)(b)                 2,500,000      2,437,500
--------------------------------------------------------------
Zeta Consumer Products, Sr. Notes,
  11.25%, 11/30/07 (Acquired
  11/20/97; Cost
  $1,799,000)(b)                      1,799,000      1,268,295
--------------------------------------------------------------
                                                     3,705,795
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
INSURANCE (LIFE/HEALTH)-1.06%

Americo Life Inc., Sr. Sub. Notes,
  9.25%, 06/01/05                   $ 1,000,000   $  1,037,500
--------------------------------------------------------------
Torchmark Corp., Notes, 7.875%,
  05/15/23                            4,350,000      4,739,629
--------------------------------------------------------------
                                                     5,777,129
--------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-1.76%

Orion Capital Trust II, Gtd.
  Notes, 7.701%, 04/15/28             1,800,000      1,844,586
--------------------------------------------------------------
Terra Nova Holdings, Co. (United
  Kingdom), Yankee Gtd. Notes,
  7.20%, 08/15/07 (Acquired
  05/12/98; Cost
  $1,997,980)(b)                      2,000,000      2,048,760
--------------------------------------------------------------
USF&G Corp., Gtd. Bonds, 8.47%,
  01/10/27                            5,000,000      5,728,850
--------------------------------------------------------------
                                                     9,622,196
--------------------------------------------------------------

IRON & STEEL-0.57%

Acme Metals Inc., Sr. Unsec. Gtd.
  Deb., 10.875%, 12/15/07             2,400,000      2,052,000
--------------------------------------------------------------
GS Industries, Inc., Sr. Gtd.
  Notes, 12.00%, 09/01/04             1,000,000      1,087,500
--------------------------------------------------------------
                                                     3,139,500
--------------------------------------------------------------

LODGING-HOTELS-2.10%

Coast Hotels & Casinos Inc.,
  Series B Sec. First Mortgage
  Gtd. Notes, 13.00%, 12/15/02        1,160,000      1,339,800
--------------------------------------------------------------
Hilton Hotels Corp., Notes, 7.20%,
  12/15/09                            5,000,000      4,870,250
--------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb.,
  7.375%, 11/15/15                    3,350,000      3,160,926
--------------------------------------------------------------
John Q. Hammons Hotels Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                            2,000,000      2,090,000
--------------------------------------------------------------
                                                    11,460,976
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-1.17%

Caterpillar Inc., Deb., 9.375%,
  08/15/11                            5,000,000      6,374,650
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.33%

Elgin National Industries, Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  11/01/07                            1,690,000      1,799,850
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.42%

MMI Products Inc., Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07             2,070,000      2,277,000
--------------------------------------------------------------

METAL FABRICATORS-0.29%

Gulf States Steel Corp., First
  Mortgage Notes, 13.50%, 04/15/03    1,650,000      1,608,750
--------------------------------------------------------------

METALS MINING-0.66%

Rio Algom Ltd. (Canada), Yankee
  Unsec. Deb., 7.05%, 11/01/05        3,500,000      3,629,045
--------------------------------------------------------------

NATURAL GAS-0.40%

Ferrellgas Partners, Series B Sr.
  Sec. Gtd. Notes, 9.375%,
  06/15/06                            2,100,000      2,173,500
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.24%

United Stationer Supply, Sr. Sub.
  Notes, 12.75%, 05/01/05             1,170,000      1,339,650
--------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-1.40%

Gulf Canada Resources, Ltd.
  (Canada), Sr. Yankee Unsec.
  Notes, 8.35%, 08/01/06              5,100,000      5,619,435
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
OIL (INTERNATIONAL INTEGRATED)-(CONTINUED)

Husky Oil Ltd., Sr. Yankee Notes,
  7.125%, 11/15/06                  $ 2,000,000   $  2,066,000
--------------------------------------------------------------
                                                     7,685,435
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-1.61%

Petroleum Geo-Services A.S.A.
  (Norway), Yankee Notes, 7.50%,
  03/31/07                            3,370,000      3,625,042
--------------------------------------------------------------
R&B Falcon Corp., Sr. Notes,
  7.375%, 04/15/18 (Acquired
  04/08/98-06/04/98;
  Cost $5,021,550)(b)                 5,000,000      5,184,400
--------------------------------------------------------------
                                                     8,809,442
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-3.02%

Abraxas Petroleum Corp., Series D
  Sr. Unsec. Gtd. Notes, 11.50%,
  11/01/04                              900,000        931,500
--------------------------------------------------------------
Anadarko Petroleum Corp., Deb.,
  7.25%, 03/15/25                     5,395,000      5,710,554
--------------------------------------------------------------
Centaur Mining & Exploration Ltd.
  (Australia), Sr. Gtd. Notes,
  11.00%, 12/01/07 (Acquired
  11/24/97; Cost $2,500,000)(b)       2,500,000      2,556,250
--------------------------------------------------------------
Chesapeake Energy Corp., Sr.
  Notes, 9.625%, 05/01/05
  (Acquired 04/17/98;
  Cost $1,600,000)(b)                 1,600,000      1,608,000
--------------------------------------------------------------
Kelley Oil & Gas Corp., Series B
  Sr. Gtd. Sub. Notes, 10.375%,
  10/15/06                            1,500,000      1,522,500
--------------------------------------------------------------
Southwest Royalties, Inc., Sr.
  Gtd. Notes, 10.50%, 10/15/04          352,000        283,360
--------------------------------------------------------------
Talisman Energy, Inc. (Canada),
  Yankee Deb., 7.125%, 06/01/07       3,750,000      3,915,187
--------------------------------------------------------------
                                                    16,527,351
--------------------------------------------------------------

OIL & GAS (REFINING &
  MARKETING)-2.05%

Sun Co., Inc., Deb., 9.00%,
  11/01/24                            4,000,000      5,096,680
--------------------------------------------------------------
Tosco Corp., Deb., 7.80%, 01/01/27    5,550,000      6,143,961
--------------------------------------------------------------
                                                    11,240,641
--------------------------------------------------------------

PERSONAL CARE-0.73%

Alberto-Culver Corp., Notes,
  6.375%, 06/15/28                    4,000,000      4,009,080
--------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-1.96%

AES Corp., Sr. Sub. Notes, 10.25%,
  07/15/06                            1,000,000      1,090,000
--------------------------------------------------------------
Indiana Michigan Power, Sec. Lease
  Obligation Bonds, 9.82%,
  12/07/22                            4,969,574      6,557,353
--------------------------------------------------------------
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20 (Acquired
  04/30/98; Cost
  $2,004,940)(b)                      2,000,000      2,031,250
--------------------------------------------------------------
Panda Global Energy Co. (China),
  Sr. Yankee Sec. Gtd. Notes,
  12.50%, 04/15/04                    1,165,000      1,065,975
--------------------------------------------------------------
                                                    10,744,578
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-1.79%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%, 02/01/13      7,100,000      8,708,150
--------------------------------------------------------------
  Sr. Gtd. Putable Bonds, 7.43%,
    10/01/26                          1,000,000      1,051,040
--------------------------------------------------------------
                                                     9,759,190
--------------------------------------------------------------

RAILROADS-0.54%

Norfolk Southern Corp., Putable
  Bonds, 7.05%, 05/01/37              2,750,000      2,964,692
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
REAL ESTATE INVESTMENT
  TRUSTS-1.84%

Glenborough Realty Trust, Sr.
  Notes, 7.625%, 03/15/05
  (Acquired 03/18/98;
  Cost $3,394,458)(b)               $ 3,400,000   $  3,416,252
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.625%, 03/15/08             3,000,000      3,023,850
--------------------------------------------------------------
Spieker Properties LP, Unsec.
  Deb., 7.35%, 12/01/17               3,500,000      3,614,800
--------------------------------------------------------------
                                                    10,054,902
--------------------------------------------------------------

RESTAURANTS-0.28%

Planet Hollywood International,
  Inc., Sr. Unsec. Sub. Notes,
  12.00%, 04/01/05                    1,695,000      1,533,975
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.72%

Fred Meyer, Inc., Sr. Notes,
  7.45%, 03/01/08                     2,200,000      2,216,500
--------------------------------------------------------------
Plainwell, Inc., Sr. Sub. Notes,
  11.00%, 03/01/08 (Acquired
  03/03/98-03/04/98;
  Cost $1,717,263)(b)                 1,710,000      1,727,100
--------------------------------------------------------------
                                                     3,943,600
--------------------------------------------------------------

RETAIL (SPECIALTY)-0.91%

CEX Holdings, Inc., Sr. Sub.
  Notes, 9.625%, 06/01/08
  (Acquired 05/20/98;
  Cost $2,140,000)(b)                 2,140,000      2,180,125
--------------------------------------------------------------
CSK Auto Inc., Sr. Gtd. Sub. Deb.,
  11.00%, 11/01/06                      715,000        788,288
--------------------------------------------------------------
Icon Health & Fitness, Series B
  Sr. Sub. Notes, 13.00%, 07/15/02    1,200,000      1,206,000
--------------------------------------------------------------
Wilson's-The Leather Experts,
  Inc., Sr. Notes, 11.25%,
  08/15/04                              760,000        801,800
--------------------------------------------------------------
                                                     4,976,213
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.60%

Big 5 Corp., Sr. Unsec. Notes,
  10.875%, 11/15/07                   2,000,000      2,065,000
--------------------------------------------------------------
J Crew Operating Corp., Sr. Sub.
  Notes, 10.375%, 10/15/07            1,255,000      1,211,075
--------------------------------------------------------------
                                                     3,276,075
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.97%

Sovereign Bancorp, Inc., Sub.
  Notes, 8.00%, 03/15/03              5,050,000      5,299,773
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.33%

Choice Hotels International, Inc.,
  Notes, 7.125%, 05/01/08
  (Acquired 04/28/98;
  Cost $2,235,465)(b)                 2,250,000      2,285,078
--------------------------------------------------------------
Laidlaw Inc. (Canada), Yankee Deb,
  6.72%, 10/01/27                     2,000,000      2,078,620
--------------------------------------------------------------
Pegasus Shipping Hellas Co.
  (Bermuda), Sr. Sec. Gtd.
  Mortgage Notes, 11.875%,
  11/15/04 (Acquired 11/19/97;
  Cost
  $2,753,956)(b)                      2,850,000      2,899,875
--------------------------------------------------------------
                                                     7,263,573
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.38%

MSX International, Inc., Sr. Sub.
  Notes, 11.375%, 01/15/08
  (Acquired 01/16/98;
  Cost $1,981,050)(b)                 1,980,000      2,049,300
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
SERVICES (FACILITIES & ENVIRONMENTAL)-0.20%

ATC Group Services, Inc., Sr. Sub.
  Notes, 12.00%, 01/15/08
  (Acquired 01/22/98; Cost
  $1,150,000)(b)                    $ 1,150,000   $  1,063,750
--------------------------------------------------------------

SHIPPING-2.32%

Alpha Shipping PLC (United
  Kingdom), Sr. Notes, 9.50%,
  02/15/08 (Acquired 02/25/98;
  Cost
  $1,937,500)(b)                      2,000,000      1,895,000
--------------------------------------------------------------
Holt Group, Sr. Notes, 9.75%,
  01/15/06 (Acquired
  01/14/98-01/15/98;
  Cost $1,502,625)(b)                 1,500,000      1,477,500
--------------------------------------------------------------
Hutchison Whampoa Ltd. (Cayman
  Islands), Series D Sr. Gtd.
  Unsec. Unsub. Deb., 6.988%,
  08/01/37 (Acquired 12/15/97;
  Cost $4,689,900)(b)                 5,000,000      4,240,750
--------------------------------------------------------------
Pacific & Atlantic Holdings, First
  Mortgage Notes, 11.50%, 05/30/08
  (Acquired
  05/21/98; Cost $2,759,400)(b)       2,800,000      2,716,000
--------------------------------------------------------------
Stena Line A.B. (Sweden), Sr.
  Yankee Notes, 10.625%, 06/01/08     2,300,000      2,343,125
--------------------------------------------------------------
                                                    12,672,375
--------------------------------------------------------------

SOVEREIGN DEBT-3.00%

Province of Manitoba (Canada), Yankee Bonds,
  7.75%, 07/17/16                     7,500,000      8,813,775
--------------------------------------------------------------
  5.735%, 03/02/26                    3,500,000      3,829,350
--------------------------------------------------------------
Province of Quebec (Canada),
  Yankee Deb., 6.29%, 03/06/26        3,500,000      3,773,420
--------------------------------------------------------------
                                                    16,416,545
--------------------------------------------------------------

TELECOMMUNICATIONS-0.37%

KMC Telecom Holdings, Inc., Sr.
  Disc. Notes, 12.50%, 02/15/08
  (Acquired 01/26/98-03/03/98;
  Cost
  $1,871,238)(b)(d)                   3,400,000      2,023,000
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.99%

Cable & Wireless Communications
  PLC (United Kingdom), Yankee
  Notes, 6.75%, 03/06/08              1,250,000      1,267,925
--------------------------------------------------------------
Clearnet Communications Inc.
  (Canada), Sr. Yankee Unsec.
  Disc. Notes, 14.75%, 12/15/05(d)      920,000        777,400
--------------------------------------------------------------
PageMart Wireless, Inc., Sr. Sub.
  Disc. Notes, 11.25%, 02/01/08(d)    3,110,000      1,897,100
--------------------------------------------------------------
Sygnet Wireless Inc., Sr. Unsec.
  Notes, 11.50%, 10/01/06             1,320,000      1,452,000
--------------------------------------------------------------
                                                     5,394,425
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-2.00%

Esprit Telecom Group PLC (United
  Kingdom), Sr. Yankee Notes,
  11.50%, 12/15/07                    1,500,000      1,550,625
--------------------------------------------------------------
Exodus Communications, Inc., Sr.
  Notes, 11.25%, 07/01/08
  (Acquired 06/26/98;
  Cost $2,600,000)(b)                 2,600,000      2,622,750
--------------------------------------------------------------
MCI Communications Corp., Putable
  Sr. Unsec. Deb., 7.125%,
  06/15/27                            5,000,000      5,289,500
--------------------------------------------------------------
Versatel Telecom BV (Netherlands),
  Sr. Notes, 13.25%, 05/15/08
  (Acquired 05/20/98;
  Cost $1,370,000)(b)(e)              1,370,000      1,445,350
--------------------------------------------------------------
                                                    10,908,225
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
TEXTILES (APPAREL)-0.61%

Fruit of the Loom, Notes, 6.50%,
  11/15/03                          $ 3,450,000   $  3,342,049
--------------------------------------------------------------

TRUCKERS-0.50%

AmeriTruck Distribution Corp.,
  Series B Sr. Sub. Notes, 12.25%,
  11/15/05                              769,000        449,865
--------------------------------------------------------------
Travelcenters of America Inc., Sr.
  Unsec. Gtd. Sub. Deb., 10.25%,
  04/01/07                            2,180,000      2,289,000
--------------------------------------------------------------
                                                     2,738,865
--------------------------------------------------------------

WASTE MANAGEMENT-0.88%

Allied Waste Industries, Sr.
  Unsec. Disc. Notes, 11.30%,
  06/01/08(d)                         4,930,000      3,635,875
--------------------------------------------------------------
Norcal Waste Systems Inc., Series
  B Sr. Gtd. Notes, 13.50%,
  11/15/05                            1,000,000      1,150,000
--------------------------------------------------------------
                                                     4,785,875
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Non-Convertible Bonds &
      Notes (Cost $389,092,525)                    408,743,177
--------------------------------------------------------------

U.S. DOLLAR DENOMINATED
  CONVERTIBLE BONDS & NOTES-1.78%

COMPUTERS (HARDWARE)-0.37%

Candescent Technology Corp., Conv.
  Sr. Sub. Deb., 7.00%, 05/01/03
  (Acquired 04/20/98;
  Cost $2,000,000)(b)                 2,000,000      2,000,000
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.38%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02 (Acquired
  03/06/97;
  Cost $1,000,000)(b)                 1,000,000      2,056,040
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.43%

Omnicare, Inc., Conv. Sub. Deb.,
  5.00%, 12/01/07 (Acquired
  12/04/97;
  Cost $2,000,000)(b)                 2,000,000      2,337,500
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.22%

U.S. Filter Corp., Conv. Sub.
  Notes, 6.00%, 09/15/05                800,000      1,233,000
--------------------------------------------------------------

SHIPPING-0.38%

Hutchison Delta Finance (Cayman
  Islands), Conv. Unsec. Notes,
  7.00%, 11/08/02                     2,000,000      2,080,000
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Convertible Bonds & Notes
      (Cost $8,501,064)                              9,706,540
--------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED NON-
  CONVERTIBLE BONDS & NOTES(f)-6.86%

CANADA-5.39%

Bank of Montreal (Banks-Money
  Center), Sub. Deb., 7.92%,
  07/31/12         CAD                4,000,000   $  3,112,525
--------------------------------------------------------------
Bell Canada
  (Telecommunications-Cellular/
  Wireless), Unsec. Deb., 10.875%,
  10/11/04                            3,000,000      2,562,614
--------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08               2,250,000      1,557,357
--------------------------------------------------------------
Clearnet Communications
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.75%,
    08/13/07 (Acquired 11/04/97;
    Cost
    $3,364,828)(b)(d)                 8,200,000      3,673,542
--------------------------------------------------------------
  Sr. Disc. Notes, 10.40%,
    05/15/08(d)                       9,050,000      3,637,410
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
CANADA-(CONTINUED)

Microcell Telecommunications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.125%,
    10/15/07(d) CAD                   3,500,000   $  1,504,877
--------------------------------------------------------------
NAV Canada (Services-Commercial &
  Consumer), Bonds, 7.40%,
  06/01/27                            2,500,000      2,057,187
--------------------------------------------------------------
Poco Petroleums Ltd. (Oil &
  Gas-Exploration & Production),
  Unsec. Deb., 6.60%, 09/11/07        4,150,000      2,853,458
--------------------------------------------------------------
Telegobe Canada, Inc. (Telephone),
  Unsec. Deb., 8.35%, 06/20/03        5,000,000      3,777,710
--------------------------------------------------------------
Trans-Canada Pipelines (Natural
  Gas),
  Series Q Deb., 10.625%, 10/20/09    1,750,000      1,648,406
--------------------------------------------------------------
  Unsec. Notes, 8.55%, 02/01/06       3,000,000      2,381,748
--------------------------------------------------------------
Westcoast Energy, Inc. (Oil &
  Gas-Exploration & Production),
  Deb., 6.45%, 12/18/07
  (Acquired 12/03/96; Cost
  $739,169)(b)                        1,000,000        710,486
--------------------------------------------------------------
                                                    29,477,320
--------------------------------------------------------------

GERMANY-0.36%

LKB Global
  (Financial-Diversified), Gtd.
  Notes, 6.00%, 01/25/06       DEM    3,300,000      1,984,418
--------------------------------------------------------------

NEW ZEALAND-0.42%

International Bank for
  Reconstruction & Development
  (Banks-Money Center), Sr. Notes,
  6.77%, 08/20/07(c)        NZD       8,000,000      2,270,807
--------------------------------------------------------------

UNITED KINGDOM-0.69%

Sutton Bridge Financial Ltd.
  (Financial-Diversified), Gtd.
  Eurobonds, 8.625%, 06/03/23
  (Acquired 05/29/97;
  Cost $3,260,377)(b)          GBP    2,000,000      3,771,605
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Non-Convertible
      Bonds & Notes (Cost
      $37,473,548)                                  37,504,150
--------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE
  BONDS & NOTES(f)-4.20%

GERMANY-1.25%

Daimler-Benz A.G. (Automobiles),
  Conv. Gtd. Unsub. Eurobonds,
  4.125%, 07/05/03 DEM                6,440,000      6,838,906
--------------------------------------------------------------

JAPAN-1.41%

Matsushita Electric Industrial Co.
  Ltd. (Electrical Equipment),
  Conv. Bonds, 1.30%, 03/29/02 JPY  250,000,000      2,557,394
--------------------------------------------------------------
Sony Corp. (Electrical Equipment),
  Conv. Deb., 1.40%, 03/31/05       465,000,000      5,177,705
--------------------------------------------------------------
                                                     7,735,099
--------------------------------------------------------------

UNITED KINGDOM-1.54%

British Airport Authority PLC
  (Airlines), Conv. Bonds, 5.75%,
  03/29/06            GBP             2,000,000      4,172,573
--------------------------------------------------------------
National Grid Co. PLC (Electric
  Companies), Conv. Bonds, 4.25%,
  02/17/08 (Acquired 02/05/98;
  Cost $3,729,375)(b)                 2,250,000      4,238,357
--------------------------------------------------------------
                                                     8,410,930
--------------------------------------------------------------

    Total Non-U.S. Dollar

      Denominated Convertible
      Bonds & Notes (Cost
      $19,527,720)                                  22,984,935
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
NON-U.S. DOLLAR DENOMINATED
  GOVERNMENT BONDS & NOTES(f)-6.60%

BRITISH POUND STERLING-3.37%

Federal National Mortgage
  Association, Sr. Unsec. Notes,
  6.875%, 06/07/02      GBP           2,400,000   $  4,036,569
--------------------------------------------------------------
Ontario Province
  Deb., 11.125%, 02/14/01             2,000,000      3,611,987
--------------------------------------------------------------
United Kingdom Treasury,
  Bonds, 8.00%, 12/07/00              1,500,000      2,568,258
--------------------------------------------------------------
  Bonds, 7.50%, 12/07/06              3,100,000      5,705,514
--------------------------------------------------------------
  Gtd. Notes, 7.00%, 11/06/01         1,500,000      2,533,386
--------------------------------------------------------------
                                                    18,455,714
--------------------------------------------------------------

CANADIAN DOLLARS-0.73%

Ontario Province,
  Sr. Unsec. Unsub. Global Bonds,
  8.00%, 03/11/03              CAD    5,350,000      4,012,956
--------------------------------------------------------------

NEW ZEALAND DOLLARS-0.96%

Federal National Mortgage
  Association, Notes, 7.25%,
  06/20/02                  NZD       2,900,000      1,496,188
--------------------------------------------------------------
New Zealand Government, Bonds,
  10.00%, 03/15/02                    6,500,000      3,718,030
--------------------------------------------------------------
                                                     5,214,218
--------------------------------------------------------------

SWEDISH KRONAS-1.54%

Swedish Government,
  Bonds, 10.25%, 05/05/03      SEK   19,000,000      2,956,760
--------------------------------------------------------------
  Bonds, 6.00%, 02/09/05             20,000,000      2,679,105
--------------------------------------------------------------
  Bonds, 6.50%, 10/25/06             20,000,000      2,779,403
--------------------------------------------------------------
                                                     8,415,268
--------------------------------------------------------------

    Total Non-U.S. Dollar
      Denominated Government Bonds
      & Notes (Cost $36,636,645)                    36,098,156
--------------------------------------------------------------

                                       SHARES
DOMESTIC COMMON STOCK-0.02%

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.02%

Nextel Communications, Inc.-Class
  A(g) (Cost $74,250)                     4,601        114,450
--------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED
  STOCKS-2.42%

BANKS (REGIONAL)-0.52%

Westpac Banking Corp. STRYPES
  Trust-$3.135 Conv. Pfd.                95,000      2,867,813
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.28%

Loral Space & Communications-$3.00
  Conv. Pfd. (Acquired 11/01/96;
  Cost
  $1,000,000)(b)                         20,000      1,540,320
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.31%

Microsoft Corp., Series A-$2.196
  Conv. Pfd.                             18,000      1,710,000
--------------------------------------------------------------

ELECTRIC COMPANIES-0.30%

Houston Industries Inc.-$3.22 Conv.
  Pfd.                                   22,000      1,639,000
--------------------------------------------------------------

FOODS-0.27%

Ralston Purina Co.-$4.34 Conv. Pfd.      23,000      1,460,500
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
OIL & GAS (REFINING &
  MARKETING)-0.20%

Tosco Financing Trust-$2.875 Conv.
  Pfd. (Acquired 12/10/96-12/11/96;
  Cost $1,006,950)(b)                    20,000   $  1,095,500
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.54%

Cendant Corp.-$3.75 Conv. PRIDES         78,000      2,920,125
--------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks (Cost
      $12,290,538)                                  13,233,258
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-0.15%

CANADA-0.15%

PowerGen PLC-ADR (Electric
  Companies)                             14,000        789,250
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $467,674)                                        789,250
--------------------------------------------------------------

WARRANTS-0.02%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.00%

Knology Holdings, Inc., expiring
  10/15/07
  (Acquired 03/12/98; Cost
  $0)(b)(h)                               4,100         21,525
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, expiring
  02/01/04(h)                             3,630         36,300
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.00%

MVE Inc., expiring 02/15/02(h)            1,000         20,000
--------------------------------------------------------------

METAL FABRICATORS-0.00%

Gulf States Steel Corp., expiring
  04/15/03(h)                             1,650          4,125
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
PERSONAL CARE-0.00%

IHF Capital Inc., Series I,
  expiring 11/14/99
  (Acquired 11/04/94; Cost
  $0)(b)(h)                               1,200   $      6,000
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.02%

Clearnet Communications Inc.
  (Canada), expiring 09/15/05(h)          5,874         57,272
--------------------------------------------------------------
Orion Network Systems, Inc.,
  expiring 01/15/07(h)                    3,400         54,400
--------------------------------------------------------------
                                                       111,672
--------------------------------------------------------------
    Total Warrants (Cost $50,050)                      199,622
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT
U.S. TREASURY SECURITIES-1.74%

  Bonds, 6.125%, 11/15/27            $5,100,000      5,468,169
--------------------------------------------------------------
  Notes, 5.75%, 04/30/03              4,000,000      4,039,560
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $9,417,922)                              9,507,729
--------------------------------------------------------------

REPURCHASE AGREEMENT(I)-0.95%

Dean Witter Reynolds, Inc., 6.10%,
  07/01/98 (Cost $5,208,450)(j)       5,208,450      5,208,450
--------------------------------------------------------------
TOTAL INVESTMENTS-99.46%                           544,089,717
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.54%                  2,967,175
--------------------------------------------------------------
NET ASSETS-100.00%                                $547,056,892
==============================================================

Abbreviations:

ADR     - American Depositary Receipts
AUD     - Australian Dollar
CAD     - Canadian Dollar
CHF     - Swiss Franc
Conv.   - Convertible
Deb.    - Debentures
DEM     - German Deutsche Mark
Disc.   - Discounted
Pfd.    - Preferred
GBP     - British Pound Sterling
Gtd.    - Guaranteed
PRIDES  - Preferred Redemption Increase Dividend Equity Security
JPY     - Japanese Yen
NZD     - New Zealand Dollar
REIT    - Real Estate Investment Trust
Sec.    - Secured
SEK     - Swedish Krona
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable Per Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

(a) Principal amount is in U.S. Dollars, except as indicated by note (g).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/98 was $78,567,860 which represented 14.36% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Issued as a unit. This unit includes 1 Sr. Note plus one warrant to purchase
    6.667 shares of common stock.
(f) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(g) Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998
(UNAUDITED)


ASSETS:

Investments, at market value (cost
  $518,740,386)                              $544,089,717
---------------------------------------------------------
Foreign currencies, at value (cost $2,200)          2,141
---------------------------------------------------------
Cash                                              389,961
---------------------------------------------------------
Receivables for:
  Forward currency contracts                      370,672
---------------------------------------------------------
  Investments sold                                 74,235
---------------------------------------------------------
  Fund shares sold                              2,696,571
---------------------------------------------------------
  Interest and dividends                        8,941,955
---------------------------------------------------------
Investment for deferred compensation plan          66,831
---------------------------------------------------------
Other assets                                       44,758
---------------------------------------------------------
    Total assets                              556,676,841
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         5,874,521
---------------------------------------------------------
  Fund shares reacquired                        2,284,672
---------------------------------------------------------
  Dividends                                       654,430
---------------------------------------------------------
  Deferred compensation plan                       66,831
---------------------------------------------------------
Accrued advisory fees                             192,499
---------------------------------------------------------
Accrued distribution fees                         410,764
---------------------------------------------------------
Accrued administrative services fees                6,758
---------------------------------------------------------
Accrued transfer agent fees                        86,347
---------------------------------------------------------
Accrued trustees' fees                              2,785
---------------------------------------------------------
Accrued operating expenses                         40,342
---------------------------------------------------------
    Total liabilities                           9,619,949
---------------------------------------------------------
Net assets applicable to shares outstanding  $547,056,892
=========================================================

NET ASSETS:

Class A                                      $374,140,103
=========================================================
Class B                                      $163,190,706
=========================================================
Class C                                      $  9,726,083
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                        43,173,372
=========================================================
Class B                                        18,864,862
=========================================================
Class C                                         1,126,032
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $       8.67
=========================================================
  Offering price per share:
    (Net asset value of $8.67 divided
       by 95.25%)                            $       9.10
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $       8.65
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $       8.64
=========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

INVESTMENT INCOME:

Interest                                     $ 18,960,449
---------------------------------------------------------
Dividends (net of $3,272, foreign
  withholding tax)                                451,340
---------------------------------------------------------
    Total investment income                    19,411,789
---------------------------------------------------------

EXPENSES:

Advisory fees                                   1,112,947
---------------------------------------------------------
Administrative services fees                       40,717
---------------------------------------------------------
Custodian fees                                     44,665
---------------------------------------------------------
Trustees' fees                                      4,319
---------------------------------------------------------
Distribution fees -- Class A                      448,795
---------------------------------------------------------
Distribution fees -- Class B                      719,068
---------------------------------------------------------
Distribution fees -- Class C                       28,027
---------------------------------------------------------
Transfer agent fees -- Class A                    271,926
---------------------------------------------------------
Transfer agent fees -- Class B                    114,107
---------------------------------------------------------
Transfer agent fees -- Class C                      4,448
---------------------------------------------------------
Other                                              79,283
---------------------------------------------------------
    Total expenses                              2,868,302
---------------------------------------------------------
Less: Expenses paid indirectly                     (4,817)
---------------------------------------------------------
    Net expenses                                2,863,485
---------------------------------------------------------
Net investment income                          16,548,304
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FORWARD CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         1,465,693
---------------------------------------------------------
  Foreign currencies                             (353,165)
---------------------------------------------------------
  Forward currency contracts                    2,966,000
---------------------------------------------------------
                                                4,078,528
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         2,576,978
---------------------------------------------------------
  Foreign currencies                               22,563
---------------------------------------------------------
  Forward currency contracts                   (2,132,034)
---------------------------------------------------------
                                                  467,507
---------------------------------------------------------
  Net gain from investment securities,
    foreign currencies and forward currency
    contracts                                   4,546,035
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $ 21,094,339
=========================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                JUNE 30,        DECEMBER 31,
                                                                  1998              1997
                                                              ------------      ------------
OPERATIONS:
  Net investment income                                       $ 16,548,304      $ 25,483,371
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
  currencies, forward currency contracts and futures
  contracts                                                      4,078,528        10,912,543
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
  foreign currencies and forward currency contracts                467,507         8,736,614
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        21,094,339        45,132,528
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (11,524,311)      (18,740,017)
--------------------------------------------------------------------------------------------
  Class B                                                       (4,014,094)       (5,379,787)
--------------------------------------------------------------------------------------------
  Class C                                                         (156,141)           (8,381)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --        (3,481,635)
--------------------------------------------------------------------------------------------
  Class B                                                               --        (1,280,178)
--------------------------------------------------------------------------------------------
  Class C                                                               --           (19,105)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       29,636,440        42,455,896
--------------------------------------------------------------------------------------------
  Class B                                                       35,849,626        36,284,875
--------------------------------------------------------------------------------------------
  Class C                                                        7,141,202         2,539,241
--------------------------------------------------------------------------------------------
    Net increase in net assets                                  78,027,061        97,503,437
--------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                          469,029,831       371,526,394
--------------------------------------------------------------------------------------------
  End of period                                               $547,056,892      $469,029,831
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $514,566,712      $441,939,444
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              796,519           (57,239)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, forward currency
    contracts and futures contracts                              5,987,390         1,908,862
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and forward currency contracts                   25,706,271        25,238,764
--------------------------------------------------------------------------------------------
                                                              $547,056,892      $469,029,831
============================================================================================

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1998
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to achieve a high level of current income consistent with reasonable concern for safety of principal by investing primarily in fixed rate corporate debt and U.S. Government obligations.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange (except convertible bonds) are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities, as well as corporate bonds and U.S. Government securities, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Outstanding forward currency contracts at June 30, 1998 were as follows:

                           Contract to                           Unrealized
Settlement         ---------------------------                  Appreciation
   Date               Deliver        Receive        Value      (Depreciation)
----------         -------------   -----------   -----------   --------------
   7/13/98   JPY      74,000,000   $   576,325   $   537,001     $  39,324
   7/21/98   JPY     300,000,000     2,306,096     2,179,731       126,365
   7/27/98   GBP       2,220,000     3,679,428     3,703,360       (23,932)
   7/29/98   SEK      61,000,000     7,932,380     7,658,093       274,287
   7/31/98   GBP       4,300,000     7,138,000     7,171,565       (33,565)
    8/6/98   JPY     602,500,000     4,581,749     4,388,157       193,592
   8/17/98   NZD      10,200,000     5,406,000     5,290,679       115,321
   8/28/98   GBP      11,000,000    17,877,750    18,316,861      (439,111)
   8/31/98   DEM      10,900,000     6,203,050     6,067,392       135,658
   9/21/98   NZD       3,500,000     1,794,100     1,811,367       (17,267)
                                   -----------   -----------     ---------
                                   $57,494,878   $57,124,206     $ 370,672
                                   ===========   ===========     =========

D. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of

$500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $40,717 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1998, the Fund paid AFS $219,891 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1998, the Class A, Class B and Class C shares paid AIM Distributors $448,795, $719,068 and $28,027, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $166,611 from sales of the Class A shares of the Fund during the six months ended June 30, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1998, AIM Distributors received $65,064 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1998, the Fund paid legal fees of $1,663 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $3,077 and $1,740, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $4,817 during the six months ended June 30, 1998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the six months ended June 30, 1998, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $171,982,776 and $92,094,456, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1998 was as follows:

Aggregate unrealized appreciation of
  investment securities                         $33,628,278
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (8,278,947)
-----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $25,349,331
===========================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                                                     JUNE 30,                DECEMBER 31,
                                                                       1998                      1997
                                                              -----------------------   -----------------------
                                                               SHARES       AMOUNT       SHARES       AMOUNT
                                                              ---------   -----------   ---------  ------------
Sold:
  Class A                                                     7,984,005   $69,142,253  12,161,983  $101,688,372
------------------------------------------------------------  -------------------------------------------------
  Class B                                                     5,540,896    47,916,260   6,428,479    53,514,758
------------------------------------------------------------  -------------------------------------------------
  Class C*                                                    1,011,148     8,731,369     309,134     2,628,227
------------------------------------------------------------  -------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                     1,087,227     9,424,620   1,967,802    16,363,229
------------------------------------------------------------  -------------------------------------------------
  Class B                                                       336,571     2,912,636     490,120     4,073,672
------------------------------------------------------------  -------------------------------------------------
  Class C*                                                       13,751       118,838       1,676        14,278
------------------------------------------------------------  -------------------------------------------------
Reacquired:
  Class A                                                     (5,646,003) (48,930,433)  (9,099,096) (75,595,705)
------------------------------------------------------------  -------------------------------------------------
  Class B                                                     (1,732,120) (14,979,270)  (2,573,466) (21,303,555)
------------------------------------------------------------  -------------------------------------------------
  Class C*                                                     (197,567)   (1,709,005)    (12,110)     (103,264)
------------------------------------------------------------  -------------------------------------------------
                                                              8,397,908   $72,627,268   9,674,522   $81,280,012
============================================================  =================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during the six months ended June 30, 1998 and each of the years in the five-year period ended December 31, 1997; for a share of Class B outstanding during the six months ended June 30, 1998, each of the years in the four-year period ended December 31, 1997 and the period September 7, 1993 (date sales commenced) through December 31, 1993; and for a share of Class C outstanding during the six months ended June 30, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                             DECEMBER 31,
                                                              JUNE 30,   ----------------------------------------------------
                                                                1998       1997       1996       1995       1994       1993
                                                              --------   --------   --------   --------   --------   --------
Net asset value, beginning of period                          $  8.57    $   8.24   $   8.17   $   7.20   $   8.45   $   8.03
------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Income from investment operations:
 Net investment income                                           0.29(a)     0.55       0.57       0.58       0.58       0.60
------------------------------------------------------------  --------   --------   --------   --------   --------   --------
 Net gains (losses) on securities (both realized and
   unrealized)                                                   0.09        0.39       0.09       1.00      (1.22)      0.61
------------------------------------------------------------  --------   --------   --------   --------   --------   --------
   Total from investment operations                              0.38        0.94       0.66       1.58      (0.64)      1.21
------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment income                           (0.28)      (0.52)     (0.59)     (0.61)     (0.49)     (0.60)
------------------------------------------------------------  --------   --------   --------   --------   --------   --------
 Distributions from net realized gains                             --       (0.09)        --         --      (0.01)     (0.19)
------------------------------------------------------------  --------   --------   --------   --------   --------   --------
 Return of capital                                                 --          --         --         --      (0.11)        --
------------------------------------------------------------  --------   --------   --------   --------   --------   --------
   Total distributions                                          (0.28)      (0.61)     (0.59)     (0.61)     (0.61)     (0.79)
------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Net asset value, end of period                                $  8.67    $   8.57   $   8.24   $   8.17   $   7.20   $   8.45
============================================================  ========   ========   ========   ========   ========   ========
Total return(b)                                                  4.43%      11.92%      8.58%     22.77%     (7.65)%    15.38%
============================================================  ========   ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $374,140   $340,608   $286,183   $251,280   $201,677   $244,168
============================================================  ========   ========   ========   ========   ========   ========
Ratio of expenses to average net assets                          0.91%(c)     0.94%     0.98%      0.98%      0.98%      0.98%
============================================================  ========   ========   ========   ========   ========   ========
Ratio of net investment income to average net assets             6.73%(c)     6.55%     7.13%      7.52%      7.53%      7.01%
============================================================  ========   ========   ========   ========   ========   ========
Portfolio turnover rate                                            18%         54%        80%       227%       185%        99%
============================================================  ========   ========   ========   ========   ========   ========

(a) Calculated using average shares outstanding

(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average net assets of $362,011,602.

                                                                CLASS B                                          CLASS C
                                   ------------------------------------------------------------------    ------------------------
                                                                     DECEMBER 31,
                                   JUNE 30,      ----------------------------------------------------    JUNE 30,    DECEMBER 31,
                                     1998          1997       1996       1995       1994       1993        1998          1997
                                   --------      --------    -------    -------    -------    -------    --------    ------------
Net asset value, beginning of
 period                            $  8.55       $   8.23    $  8.15    $  7.18    $  8.43    $  8.95     $ 8.54       $  8.38
--------------------------------   --------      --------    -------    -------    -------    -------     ------       -------
Income from investment
 operations:
 Net investment income                0.26(a)        0.48       0.50       0.53       0.52       0.19       0.26(a)       0.19
--------------------------------   --------      --------    -------    -------    -------    -------     ------       -------
 Net gains (losses) on
   securities (both realized and
   unrealized)                        0.08           0.38       0.11       0.98      (1.23)     (0.34)      0.08          0.22
--------------------------------   --------      --------    -------    -------    -------    -------     ------       -------
   Total from investment
     operations                       0.34           0.86       0.61       1.51      (0.71)     (0.15)      0.34          0.41
--------------------------------   --------      --------    -------    -------    -------    -------     ------       -------
Less distributions:
 Dividends from net investment
   income                            (0.24)         (0.45)     (0.53)     (0.54)     (0.42)     (0.18)     (0.24)        (0.16)
--------------------------------   --------      --------    -------    -------    -------    -------     ------       -------
 Distributions from net realized
   gains                                --          (0.09)        --         --      (0.01)     (0.19)        --         (0.09)
--------------------------------   --------      --------    -------    -------    -------    -------     ------       -------
 Return of capital                      --             --         --         --      (0.11)        --         --            --
--------------------------------   --------      --------    -------    -------    -------    -------     ------       -------
   Total distributions               (0.24)         (0.54)     (0.53)     (0.54)     (0.54)     (0.37)     (0.24)        (0.25)
--------------------------------   --------      --------    -------    -------    -------    -------     ------       -------
Net asset value, end of period     $  8.65       $   8.55    $  8.23    $  8.15    $  7.18    $  8.43     $ 8.64       $  8.54
================================   ========      ========    =======    =======    =======    =======     ======       =======
Total return(b)                       4.01%         10.89%      7.87%     21.72%     (8.46)%    (0.75)%     4.01%         4.96%
================================   ========      ========    =======    =======    =======    =======     ======       =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                          $163,191      $125,871    $85,343    $44,304    $12,321    $ 3,602     $9,726       $ 2,552
================================   ========      ========    =======    =======    =======    =======     ======       =======
Ratio of expenses to average net
 assets                               1.66%(c)       1.69%      1.80%      1.79%      1.83%(d)   1.75%(d)(e) 1.66%(c)     1.69%(e)
================================   ========      ========    =======    =======    =======    =======     ======       =======
Ratio of net investment income
 to average net assets                5.97%(c)       5.80%      6.30%      6.71%      6.69%(d)    6.24%(e)(f) 5.97%(c)    5.80%(e)
================================   ========      ========    =======    =======    =======    =======     ======       =======
Portfolio turnover rate                 18%            54%        80%       227%       185%        99%        18%           54%
================================   ========      ========    =======    =======    =======    =======     ======       =======

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $145,005,371 and $5,651,781 for Class B and Class C, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.04% and 2.50% (annualized) for 1994 and 1993, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 6.48% and 5.49% (annualized) for 1994 and 1993, respectively.

                                                             Trustees & Officers


BOARD OF TRUSTEES                                   OFFICERS                                  OFFICE OF THE FUND
Charles T. Bauer                                    Charles T. Bauer                          11 Greenway Plaza
Chairman                                            Chairman                                  Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                                    Robert H. Graham
Bruce L. Crockett                                   President                                 INVESTMENT ADVISOR
Director
ACE Limited;                                        John J. Arthur                            A I M Advisors, Inc.
Formerly Director, President, and                   Senior Vice President and Treasurer       11 Greenway Plaza
Chief Executive Officer                                                                       Suite 100
COMSAT Corporation                                  Carol F. Relihan                          Houston, TX 77046
                                                    Senior Vice President and Secretary
Owen Daly II                                                                                  TRANSFER AGENT
Director                                            Gary T. Crum
Cortland Trust Inc.                                 Senior Vice President                     A I M Fund Services, Inc.
                                                                                              P.O. Box 4739
Edward K. Dunn Jr.                                  Dana R. Sutton                            Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;                Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                         CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and            Robert G. Alley
President, Mercantile Bankshares                    Vice President                            State Street Bank and Trust Company
                                                                                              225 Franklin Street
Jack Fields                                         Stuart W. Coco                            Boston, MA 02110
Chief Executive Officer                             Vice President
Texana Global, Inc.;                                                                          COUNSEL TO THE FUND
Formerly Member                                     Melville B. Cox
of the U.S. House of Representatives                Vice President                            Ballard Spahr
                                                                                              Andrews & Ingersoll, LLP
Carl Frischling                                     Karen Dunn Kelley                         1735 Market Street
Partner                                             Vice President                            Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel
                                                    Jonathan C. Schoolar                      COUNSEL TO THE TRUSTEES
Robert H. Graham                                    Vice President
President and Chief Executive Officer                                                         Kramer, Levin, Naftalis & Frankel
A I M Management Group Inc.                         Renee A. Friedli                          919 Third Avenue
                                                    Assistant Secretary                       New York, NY 10022
Lewis F. Pennock
Attorney                                            P. Michelle Grace                         DISTRIBUTOR
                                                    Assistant Secretary
Ian W. Robinson                                                                               A I M Distributors, Inc.
Consultant; Formerly Executive                      Jeffrey H. Kupor                          11 Greenway Plaza
Vice President and                                  Assistant Secretary                       Suite 100
Chief Financial Officer                                                                       Houston, TX 77046
Bell Atlantic Management                            Nancy L. Martin
Services, Inc.                                      Assistant Secretary

Louis S. Sklar                                      Ofelia M. Mayo
Executive Vice President                            Assistant Secretary
Hines Interests
Limited Partnership                                 Lisa A. Moss
                                                    Assistant Secretary

                                                    Kathleen J. Pflueger
                                                    Assistant Secretary

                                                    Samuel D. Sirko
                                                    Assistant Secretary

                                                    Stephen I. Winer
                                                    Assistant Secretary

                                                    Mary J. Benson
                                                    Assistant Treasurer

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

                                     Growth Funds                               International Growth Funds

                                     AIM Aggressive Growth Fund1                AIM Advisor International Value Fund
                                     AIM Blue Chip Fund                         AIM Asian Growth Fund
                                     AIM Capital Development Fund               AIM Developing Markets Fund2
                                     AIM Constellation Fund                     AIM Emerging Markets Fund2
                                     AIM Mid Cap Growth Fund2                   AIM Europe Growth Fund2
                                     AIM Select Growth Fund3                    AIM European Development Fund
        [PHOTO OF                    AIM Small Cap Equity Fund2                 AIM International Equity Fund
    11 GREENWAY PLAZA                AIM Small Cap Opportunities Fund           AIM International Growth Fund2
       APPEARS HERE]                 AIM Value Fund AIM Weingarten Fund         AIM Japan Growth Fund2
                                                                                AIM Latin American Growth Fund2
                                     Growth & Income Funds                      AIM New Pacific Growth Fund2

                                     AIM Advisor Flex Fund                      Global Growth Funds
                                     AIM Advisor Large Cap Value Fund
                                     AIM Advisor MultiFlex Fund                 AIM Global Aggressive Growth Fund
                                     AIM Advisor Real Estate Fund               AIM Global Growth Fund
                                     AIM America Value Fund2                    AIM Worldwide Growth Fund2
                                     AIM Balanced Fund
                                     AIM Charter Fund                           Global Growth & Income Funds

                                     Income Funds                               AIM Global Growth & Income Fund2
                                                                                AIM Global Utilities Fund
                                     AIM Floating Rate Fund2
                                     AIM High Yield Fund                        Global Income Funds
                                     AIM Income Fund
                                     AIM Intermediate Government Fund           AIM Global Government Income Fund2
                                     AIM Limited Maturity Treasury Fund         AIM Global High Income Fund2
                                                                                AIM Global Income Fund
                                     Tax-Free Income Funds                      AIM Strategic Income Fund2

                                     AIM High Income Municipal Fund             Theme Funds
                                     AIM Municipal Bond Fund
                                     AIM Tax-Exempt Bond Fund of Connecticut    AIM Global Consumer Products and Services Fund2
                                     AIM Tax-Free Intermediate Fund             AIM Global Financial Services Fund2
                                                                                AIM Global Health Care Fund2
                                     Money Market Funds                         AIM Global Infrastructure Fund2
                                                                                AIM Global Resources Fund2
                                     AIM Dollar Fund2                           AIM Global Telecommunications Fund2
                                     AIM Money Market Fund                      AIM New Dimension Fund2
                                     AIM Tax-Exempt Cash Fund


(1) AIM Aggressive Growth Fund was closed to new investors on June 5, 1997.
(2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds.
(3)On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.


A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately $101 billion in assets for more than 5.2 million shareholders, including individual investors, corporate clients, and financial institutions, as of June 30, 1998. The AIM Family of Funds--Registered Trademark-- is distributed nationwide, and AIM today is the ninth-largest mutual fund complex in the U.S. in assets under management, according to Strategic Insight, an independent mutual fund monitor.

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